Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

www.drinkerbiddle.com

May 11, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Destra International & Event-Driven Credit Fund (Registration Nos. 811-23309, 333-221584); (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent registration statement for the Fund dated April 27, 2018 and filed electronically as Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (SEC Accession No. 0001615774-18-002981).

Questions and comments may be directed to the undersigned at (312) 569-1109 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Benjamin D. McCulloch

Benjamin D. McCulloch